Intangible assets and goodwill - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Cost	$ 162,292	$ 168,522
Accumulated amortization	57,176	53,609
Net book value	105,116	114,913
Power sales contracts
Finite-Lived Intangible Assets [Line Items]
Cost	58,112	57,943
Accumulated amortization	43,118	41,184
Net book value	14,994	16,759
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Cost	78,140	83,342
Accumulated amortization	12,337	10,967
Net book value	65,803	72,375
Interconnection agreements
Finite-Lived Intangible Assets [Line Items]
Cost	15,072	15,028
Accumulated amortization	1,721	1,458
Net book value	13,351	13,570
Other
Finite-Lived Intangible Assets [Line Items]
Cost	10,968	12,209
Accumulated amortization	0	0
Net book value	$ 10,968	$ 12,209